CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning balance, shares at Jun. 30, 2016	7,539,582
Beginning balance, value at Jun. 30, 2016	$ 75,396	$ 44,176,051	$ (43,664,275)	$ 587,172
Proceeds from private placement of common stock, net of issuance costs, shares	1,333,334
Proceeds from private placement of common stock, net of issuance costs, value	$ 13,333	762,720		776,053
Stock-based compensation		201,612		201,612
Net loss			(1,006,457)	(1,006,457)
Ending balance, shares at Jun. 30, 2017	8,872,916
Ending balance, value at Jun. 30, 2017	$ 88,729	45,140,383	(44,670,732)	558,380
Proceeds from private placement of common stock, net of issuance costs, shares	555,556
Proceeds from private placement of common stock, net of issuance costs, value	$ 5,556	241,482		247,038
Proceeds from exercise of stock purchase warrants, shares	666,667
Proceeds from exercise of stock purchase warrants, value	$ 6,667			6,667
Issuance of common stock for consulting services, shares	102,000
Issuance of common stock for consulting services, value	$ 1,020	49,980		51,000
Stock-based compensation		52,341		52,341
Net loss			(351,390)	(351,390)
Ending balance, shares at Jun. 30, 2018	10,197,139
Ending balance, value at Jun. 30, 2018	$ 101,972	$ 45,484,186	$ (45,022,122)	564,036
Net loss				(299,285)
Ending balance, value at Sep. 30, 2018				$ 607,735